Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the twelve months ended March 31, 2023	$ 763,580	$ 652,653
For the twelve months ended March 31, 2024	874,687	888,152
For the twelve months ended March 31, 2025	827,773	821,296
For the twelve months ended March 31, 2026	846,523	841,600
For the twelve months ended March 31, 2027	865,517	860,551
Thereafter	2,251,381	2,478,412
Total	6,429,461	6,542,664
Less: Present value discount	(2,282,501)	(2,407,862)
Lease liability	$ 4,146,960	$ 4,134,802	$ 321,004